STOCK-BASED COMPENSATION PLANS - Parent corporation outstanding options (Details) - Parent corporation stock option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	158,227	286,105
Options, transferred | Option	9,300
Options, exercised | Option	(80,927)	(80,378)
Options, cancelled | Option	(11,200)	(47,500)
Options, balance at end of year | Option	75,400	158,227
Options, vested options at end of year | Option	32,300	39,900
Weighted average exercise price, balance at beginning of year	$ 65.08	$ 63.98
Weighted average exercise price, transferred	64.31
Weighted average exercise price, exercised	62.06	60.89
Weighted average exercise price, cancelled	70.56	65.54
Weighted average exercise price, balance at end of year	67.42	65.08
Weighted average exercise price, vested options at end of year	63.76	63.06
Cash consideration on stock options exercised	$ 2,700,000	$ 2,000,000